Organization and Description of Business (Details) - USD ($)			3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 12, 2022	Oct. 12, 2020	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Aug. 15, 2022
Common stock par value					$ 0.01		$ 0.0001	$ 0.0001	$ 0.01
Warrants purchased							705,882	705,882
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
SumTotal
Percentage of outstanding shares of capital stock sold	100.00%
Net proceeds received	$ 172,000,000.0										$ 172,000,000.0
Class A Common Stock
Common stock par value							$ 0.0001	$ 0.0001
Class A Common Stock | Private Placement
Issuance of shares, PIPE Investment (in shares)		53,000,000
Warrants purchased		16,666,667
Aggregate gross proceeds		$ 530,000,000
Agreement and Plan of Merger
Common stock par value		$ 0.0001
Nominal value per share		$ 0.01
Aggregate principal amount		$ 20,000,000
Agreement and Plan of Merger | Class A Common Stock
Common stock par value		$ 0.0001
Nominal value per share		$ 0.01
Existing Second Out Credit Agreement | Agreement and Plan of Merger
Aggregate redemption price, cash		$ 505,000,000